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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SCHWARTZ VALUE FOCUSED FUND

value investing since 1984

TICKER SYMBOL: RCMFX

unaudited

SEMI-ANNUAL REPORT

JUNE 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-726-0753 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-726-0753. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

Schwartz Value Focused Fund

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-0753	Investment Adviser Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170

Dear Fellow Shareholders:

The Schwartz Value Focused Fund (the “Fund”) had a total return of 13.29% for the six-month period ended June 30, 2019 compared to 18.37% for the S&P 1500 Index. Value stocks continued to underperform growth stocks, and our overweighted energy-related shares lagged during the period.

The Fund’s best performing stock this year has been Rosetta Stone, Inc., which the Fund initially purchased 9 months ago. Rosetta Stone provides technology-based language learning solutions for schools, businesses, and consumers. Rosetta Stone made a timely acquisition in 2013, when the company purchased Lexia, a literacy software & services business. Lexia serves the K-12 education market and is considered the gold standard in the industry. It currently serves only about 10% of the K-12 market, and as a market leader, is poised to expand rapidly. Lexia has been growing revenue by 20%+ the last few quarters, and we believe there is a long runway of growth in the future.

Texas Pacific Land Trust (TPL) was the Fund’s second-best performing stock this year and remains the Fund’s largest holding. TPL, owner of roughly 900,000 acres of land in Texas, generates revenue primarily from oil & gas mineral rights, a water business, and periodic land sales. TPL is in the midst of a legal battle with its largest shareholder regarding a vacant trustee position. We believe a resolution of this proxy contest would be a positive, regardless of its outcome. In the meantime, TPL’s revenue and earnings are growing rapidly due to increased oil & gas drilling activity in the Permian Basin.

The Fund’s five best performing securities in the first half of 2019 were:

Company	Industry	YTD Return
Rosetta Stone, Inc.	Software – Educational	+44.86%
Texas Pacific Land Trust	Real Estate	+43.06%
Mastercard Incorporated	Credit Services	+40.64%
Moody’s Corporation	Capital Markets	+40.27%
Avid Bioservices, Inc.	Biopharmaceuticals	+36.59%

Qurate Retail Inc, a leading TV, video, and e-commerce retailer, was the main detractor from performance in the first half of 2019. The company’s recent operational performance has been lackluster due to the challenging retail environment and a rapidly changing TV & cable market. An ongoing challenge for Qurate is cord cutting and the decline of traditional TV viewing. We recently reduced the size of our position.

Kroger, the largest grocery store chain in the U.S., was also a significant detractor from performance in the first half of 2019. Kroger is investing heavily through a series of initiatives aimed at reinvigorating its core grocery business, while also creating a seamless omni-channel shopping experience (in-store, curb-side pickup, and e-commerce delivery). As a result of these investments, Kroger’s margins and short-term profitability have suffered. Longer-term, these efforts should increase Kroger’s market share, revenues, and earnings. The stock trades for less than 10x 2019 estimated earnings.

The Fund’s five worst performing securities the first half of 2019 were:

Company	Industry	YTD Return
Qurate Retail, Inc.	TV and Internet Retail	-38.69%
The Kroger Company	Grocery Stores	-18.06%
Pan American Silver Corporation	Metals & Mining	-11.07%
DuPont De Nemours, Inc.	Diversified Industrials	0.98%
American Airlines Group Inc.	Airlines	2.19%

During the past six months, we liquidated the following four stocks from the portfolio as their share prices reached our estimate of intrinsic value – Avnet, Inc., Axalta Coating Systems Ltd., Graham Holdings Company, and Interactive Brokers Group, Inc. New positions were established in Apache Corporation (oil and gas exploration & production), Pioneer Natural Resources Company (oil and gas exploration & production), and Valvoline (oil refining & marketing). We also substantially increased the Fund’s position in Delta Airlines. In our opinion, Delta is a mis-priced security, with substantial upside potential. For 2019, Delta is on track for 6-7% revenue growth, 20% EPS growth, and 40% free cash flow growth. Delta has a highly respected management team, an aggressive share repurchase program, an investment grade balance sheet, and a 2.4% dividend yield.

The cycle of value stocks underperforming growth stocks is now entering its 11th year. Recent headlines in various financial publications include: ‘Value Investing is Dead” and “Death of Value Investing.” Sometimes such headlines precede a robust about-face. We continue to believe that investors will re-discover the merits of value investing, perhaps soon.

Thank you for being a shareholder in the Schwartz Value Focused Fund.

Timothy S. Schwartz, CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

2

SCHWARTZ VALUE FOCUSED FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2019 (Unaudited)

Shares	Security Description	Market Value	% of Net Assets
4,500	Texas Pacific Land Trust	$3,541,455	16.3%
40,000	Delta Air Lines, Inc.	2,270,000	10.4%
60,000	Rosetta Stone, Inc.	1,372,800	6.3%
80,000	Barrick Gold Corporation	1,261,600	5.8%
4,000	Madison Square Garden Company (The) - Class A	1,119,760	5.2%
3	Berkshire Hathaway, Inc. - Class A	955,050	4.4%
40,000	Noble Energy, Inc.	896,000	4.1%
2,000	AMERCO	757,100	3.5%
3,000	Moody’s Corporation	585,930	2.7%
15,000	Gildan Activewear, Inc.	580,200	2.7%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Communication Services	12.8%
Consumer Discretionary	8.4%
Consumer Staples	3.4%
Energy	9.9%
Financials	7.1%
Health Care	1.6%
Industrials	17.1%
Information Technology	5.0%
Materials	11.3%
Real Estate	16.3%
Money Market Funds, Liabilities in Excess of Other Assets	7.1%
100.0%

3

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS — 92.9%	Shares	Market Value
Communication Services — 12.8%
Entertainment — 12.8%
Liberty Media Corporation - Liberty Formula One - Series C *	8,000	$299,280
Madison Square Garden Company (The) - Class A *	4,000	1,119,760
Rosetta Stone, Inc. *	60,000	1,372,800
		2,791,840
Consumer Discretionary — 8.4%
Household Durables — 1.9%
Garmin Ltd.	5,000	399,000

Internet & Direct Marketing Retail — 1.4%
Qurate Retail, Inc. *	25,000	309,750

Specialty Retail — 2.4%
TJX Companies, Inc. (The)	10,000	528,800

Textiles, Apparel & Luxury Goods — 2.7%
Gildan Activewear, Inc.	15,000	580,200

Consumer Staples — 3.4%
Beverages — 1.0%
Brown-Forman Corporation - Class B	4,000	221,720

Food & Staples Retailing — 1.5%
Kroger Company (The)	15,000	325,650

Household Products — 0.9%
Spectrum Brands Holdings, Inc.	3,500	188,195

Energy — 9.9%
Oil, Gas & Consumable Fuels — 9.9%
Apache Corporation	10,000	289,700
Devon Energy Corporation	18,000	513,360
Noble Energy, Inc.	40,000	896,000
Pioneer Natural Resources Company	3,000	461,580
		2,160,640
Financials — 7.1%
Capital Markets — 2.7%
Moody’s Corporation	3,000	585,930

Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc. - Class A *	3	955,050

4

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 92.9% (Continued)	Shares	Market Value
Health Care — 1.6%
Biotechnology — 1.6%
Avid Bioservices, Inc. *	60,000	$336,000

Industrials — 17.1%
Airlines — 11.5%
American Airlines Group, Inc.	7,500	244,575
Delta Air Lines, Inc.	40,000	2,270,000
		2,514,575
Electrical Equipment — 2.1%
AMETEK, Inc.	5,000	454,200

Road & Rail — 3.5%
AMERCO	2,000	757,100

Information Technology — 5.0%
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc. *	3,500	249,445

IT Services — 3.9%
Cognizant Technology Solutions Corporation - Class A	5,000	316,950
Mastercard, Inc. - Class A	2,000	529,060
		846,010
Materials — 11.3%
Chemicals — 3.4%
Corteva, Inc. *	3,333	98,557
DuPont de Nemours, Inc.	3,333	250,208
Valvoline, Inc.	20,000	390,600
		739,365
Metals & Mining — 7.9%
Barrick Gold Corporation	80,000	1,261,600
Pan American Silver Corporation	35,000	451,850
		1,713,450
Real Estate — 16.3%
Real Estate Management & Development — 16.3%
Texas Pacific Land Trust	4,500	3,541,455

Total Common Stocks (Cost $14,879,609)		$20,198,375

5

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 7.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (a)	992,500	$992,500
Federated Treasury Obligations Fund - Institutional Shares, 2.23% (a)	570,607	570,607
Total Money Market Funds (Cost $1,563,107)		$1,563,107

Total Investments at Market Value — 100.1% (Cost $16,442,716)		$21,761,482

Liabilities in Excess of Other Assets — (0.1%)		(24,817)

Net Assets — 100.0%		$21,736,665

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2019.
See accompanying notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments, at market value (cost of $16,442,716) (Note 1)	$21,761,482
Cash	2,850
Dividends receivable	3,272
Other assets	7,696
TOTAL ASSETS	21,775,300

LIABILITIES
Payable to Adviser (Note 2)	29,387
Payable to administrator (Note 2)	3,000
Other accrued expenses	6,248
TOTAL LIABILITIES	38,635

NET ASSETS	$21,736,665

NET ASSETS CONSIST OF:
Paid-in capital	$16,293,145
Accumulated earnings	5,443,520
NET ASSETS	$21,736,665

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	812,381

Net asset value, offering price and redemption price per share (Note 1)	$26.76

See accompanying notes to financial statements.

7

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $1,451)	$127,695

EXPENSES
Investment advisory fees (Note 2)	101,165
Legal and audit fees	19,433
Administration, accounting and transfer agent fees (Note 2)	18,000
Registration and filing fees	13,042
Postage and supplies	5,003
Printing of shareholder reports	4,464
Custodian and bank service fees	2,764
Trustees’ fees and expenses (Note 2)	2,751
Insurance expense	2,422
Pricing fees	501
Compliance service fees and expenses (Note 2)	192
Other expenses	6,322
TOTAL EXPENSES	176,059
Less fee reductions by the Adviser (Note 2)	(42,948)
NET EXPENSES	133,111

NET INVESTMENT LOSS	(5,416)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	130,170
Net change in unrealized appreciation (depreciation) on investments	2,466,524
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,596,694

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,591,278

See accompanying notes to financial statements.

8

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment loss	$(5,416)	$(69,312)
Net realized gains from investment transactions	130,170	598,304
Net change in unrealized appreciation (depreciation) on investments	2,466,524	(2,199,588)
Net increase (decrease) in net assets resulting from operations	2,591,278	(1,670,596)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(529,689)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	211,603	344,904
Reinvestment of distributions to shareholders	—	514,383
Payments for shares redeemed	(494,028)	(1,822,743)
Net decrease in net assets from capital share transactions	(282,425)	(963,456)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,308,853	(3,163,741)

NET ASSETS
Beginning of period	19,427,812	22,591,553
End of period	$21,736,665	$19,427,812

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	8,451	12,630
Shares issued in reinvestment of distributions to shareholders	—	21,926
Shares redeemed	(18,727)	(66,475)
Net decrease in shares outstanding	(10,276)	(31,919)
Shares outstanding, beginning of period	822,657	854,576
Shares outstanding, end of period	812,381	822,657

See accompanying notes to financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014
Net asset value at beginning of period	$23.62		$26.44		$25.02		$21.18		$25.06		$28.54

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.08)		(0.13)		(0.08)		(0.11)		(0.08)
Net realized and unrealized gains (losses) on investments	3.15		(2.08)		3.57		3.92		(3.77)		(1.26)
Total from investment operations	3.14		(2.16)		3.44		3.84		(3.88)		(1.34)

Less distributions:
From net realized gains on investments	—		(0.66)		(2.02)		—		—		(2.14)

Net asset value at end of period	$26.76		$23.62		$26.44		$25.02		$21.18		$25.06

Total return (a)	13.3	%(b)	(8.1%)		13.7%		18.1%		(15.5%)		(4.7%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$21,737		$19,428		$22,592		$21,012		$18,772		$28,129

Ratio of total expenses to average net assets	1.65	%(c)	1.67%		1.79%		1.80%		1.59%		1.46%

Ratio of net expenses to average net assets	1.25	%(c)(d)	1.25	%(d)	1.25	%(d)	1.25	%(d)	1.35	%(d)	1.46%

Ratio of net investment loss to average net assets	(0.05	%)(c)(d)	(0.31	%)(d)	(0.52	%)(d)	(0.35	%)(d)	(0.40	%)(d)	(0.28%)

Portfolio turnover rate	14	%(b)	34%		48%		48%		104%		72%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions (Note 2).
See accompanying notes to financial statements.

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1. Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a series of Schwartz Investment Trust (the “Trust”), an open-end, non-diversified management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,198,375	$—	$—	$20,198,375
Money Market Funds	1,563,107	—	—	1,563,107
Total	$21,761,482	$—	$—	$21,761,482

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the six months ended June 30, 2019.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

The following information is computed on a tax basis for each item as of June 30, 2019:

Federal income tax cost	$16,442,716
Gross unrealized appreciation	$5,839,958
Gross unrealized depreciation	(521,192)
Net unrealized appreciation	5,318,766
Accumulated ordinary loss	(5,416)
Other gains	130,170
Accumulated earnings	$5,443,520

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the distributions paid to shareholders during the periods ended June 30, 2019 and December 31, 2018 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
June 30, 2019	$—	$—	$—
December 31, 2018	$261,488	$268,201	$529,689

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.95% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2020 so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2019, the Adviser reduced its investment advisory fees by $42,948.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. As of June 30, 2019, the Adviser may seek recoupment of investment advisory fee reductions totaling $297,759 no later than the dates stated below:

December 31, 2019	$44,896
December 31, 2020	115,484
December 31, 2021	94,431
June 30, 2022	42,948
Total	$297,759

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

14

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $46,000 (except that such fee is $56,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $50,000 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus receive one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the six months ended June 30, 2019, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $3,649,836 and $2,812,257, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2019) and held until the end of the period (June 30, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the result does not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,132.90	$6.61
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.26

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

At an in-person meeting held on February 9, 2019 (the “Board Meeting”), the Board of Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreement”) on behalf of the Schwartz Value Focused Fund (the “Fund”).

The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees received advice from their independent legal counsel, including a legal memorandum, on the standards and obligations in connection with their consideration of the continuation of the Advisory Agreement. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including whether the Advisory Agreement continues to be in the best interests of the Fund and its shareholders. The Independent Trustees also retained an independent consultant (Strategic Insight) to prepare an expense and performance analysis for the Fund. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to the Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Fund and other aspects of its report. The Independent Trustees met separately with independent counsel to discuss the continuance of the Advisory Agreement, during which time, no representatives of the Adviser were present.

The Independent Trustees considered that they meet with the portfolio managers of the Fund at regularly scheduled meetings over the course of the year to discuss the investment results, portfolio composition, and developments affecting the performance of the Fund and the investment management industry in general. They also considered that the Adviser provided its views on the overall condition of the economy and the markets, including the factors that might have influenced the markets, investor preferences and market sentiment.

The Trustees reviewed, among other things: (1) industry data comparing the advisory fee and expense ratio of the Fund with those of comparable investment companies and any model portfolios under the management of the Adviser; (2) comparative performance information; (3) the Adviser’s revenues and profitability for providing services to the Fund; and (4) information about the Adviser’s portfolio managers, research analysts, investment process, compliance program and risk management processes.

As part of this process, the Trustees considered various factors, among them:

●	the nature, extent and quality of the services provided by the Adviser;

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

●	the Fund’s performance;

17

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

In their consideration of the nature, extent and quality of services provided to the Fund, the Trustees discussed the responsibilities of the Adviser under the Advisory Agreement and the investment management process applied to the Fund. The Trustees reviewed the background and experience of the Adviser’s key investment and research personnel, the co-portfolio management structure for the Fund, and the research process and brokerage practices that are applied in the management of the Fund. The Trustees discussed the background and experience of the Adviser’s operational and compliance personnel, the Adviser’s ongoing responsibilities with regards to the compliance program of the Trust and the Trust’s overall compliance record. The Trustees considered the stability of the Adviser, its investment approach and the quality of its risk management program, technology capabilities, shareholder support services and shareholder communications. The Trustees also considered the risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, regulatory and compliance risks. The Trustees concluded that the nature, extent and quality of the services provided to the Fund was acceptable.

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the Fund’s net advisory fee with the net advisory fees of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net advisory fee ratio of the Fund is lower than the median net advisory fee ratio of its Morningstar peers. The Trustees also compared the Fund’s net total expense ratio with the net total expense ratio of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio of the Fund is lower than the median net total expense ratio of its Morningstar peers. The Independent Trustees took into account that the Adviser’s management fee waivers during the 2018 calendar year with respect to the Fund had the effect of reducing the total annual operating expenses of the Fund. The Trustees concluded that, based upon the investment strategies of the Fund and the quality of services provided by the Adviser, the advisory fees paid by the Fund are acceptable.

The Trustees reviewed the Adviser’s analysis of its profitability in managing the Fund during the 2018 calendar year, including the methodology by which that profitability analysis was calculated. The Trustees considered that the Adviser may receive, in addition to the advisory fee, certain indirect benefits from serving as the Fund’s investment adviser, including various research services as a result of the placement of the Fund’s portfolio brokerage. The Trustees considered the Adviser’s investments in its business and the costs to the Adviser of providing ongoing services to the Fund, including staffing costs and costs to maintain systems and resources that support portfolio trading, research and other portfolio management functions. They also considered that the Adviser bears the shareholder recordkeeping costs to third party intermediaries on behalf of the Fund, in the context of its profitability and the Adviser’s overall business. Based upon their

18

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

review of the Adviser’s profitability analysis, the Board concluded that the Adviser’s profitability is reasonable.

The Trustees considered both the short-term and long-term investment performance of the Fund in light of its primary investment objective of seeking long-term capital appreciation. The Trustees considered the Fund’s historical performance over the twelve-month period ended November 30, 2018 as compared to the returns of the Fund’s benchmark index, the S&P 1500 Index and observed that the Fund placed below the returns of the S&P 1500 Index during the twelve-month period. The Trustees further considered the investment performance of the Fund compared to the Morningstar category average for Mid Cap Blend Funds for selected periods ended November 30, 2018 and observed that the Fund placed in the second quartile of its Morningstar peers for the one- and three-year periods and in the fourth quartile of its Morningstar peers for the five- and ten-year periods ending November 30, 2018. The Trustees considered that the performance of the Fund is the result of a value-oriented investment approach and recognized the performance divergence between value and growth stocks for a number of years. In view of all the factors considered, the Trustees concluded that the Adviser’s commitment to the Fund and its fundamental value investment process supports their view that the Adviser’s continued management should benefit the Fund and its shareholders.

The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Fund’s shareholders. The Trustees observed that the Adviser has a history of entering into expense reimbursement arrangements to maintain a lower total annual operating expense ratio for the Fund. The Trustees discussed the flat advisory fee structure of the Fund and concluded that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreement and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

19

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

20

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AVE MARIA MUTUAL FUNDS

UNAUDITED

Semi-Annual Report

June 30, 2019

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-726-9331 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-726-9331. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-9331	Corporate Offices 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170 (734) 455-7777 Fax (734) 455-7720

Dear Fellow Shareholders of:

Ave Maria Value Fund (AVEMX)
Ave Maria Growth Fund (AVEGX)
Ave Maria Rising Dividend Fund (AVEDX)
Ave Maria World Equity Fund (AVEWX)
Ave Maria Bond Fund (AVEFX)
Ave Maria Money Market Account

Amid a very strong stock market in the first half of 2019, all four of our equity funds beat their respective category averages in investment performance. Herein, the portfolio managers of each Fund elaborate. Our talented staff of investment professionals continue to pursue diligently the investment objectives of each Fund, all in a morally responsible way.

As of July 1, 2019, some portfolio manager re-assignments were implemented. Adam P. Gaglio, CFA was named co-portfolio manager of the Ave Maria Growth Fund (AVEGX), joining Richard L. Platte, Jr., CFA, who has been a portfolio manager of the Fund since 2013. This followed the recent resignation of Brian D. Milligan, CFA, who had been lead portfolio manager of the Fund since 2016. Also, Joseph W. Skornicka, CFA, Senior Vice President, was named co-portfolio manager of the Ave Maria Rising Dividend Fund (AVEDX). He joins Richard L. Platte, Jr., CFA and George P. Schwartz, CFA, who serve as lead portfolio manager and co-portfolio manager, respectively, of that $900 million Fund.

In addition, earlier in the year, the firm hired Ryan M. Kuyawa, CFA, as Senior Research Associate and Trader, working from our office in Ave Maria, Florida. Mr. Kuyawa has over 10 years of experience as an investment analyst and portfolio manager with Florida-based investment management organizations.

As you know, the no-load Ave Maria Mutual Funds invest in companies that do not violate core values and teachings of the Catholic Church. Thank you for investing in these pro-life, pro-family mutual funds!

Sincerely,

George P. Schwartz, CFA
Chairman & CEO

June 30, 2019

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Ave Maria Value Fund
Portfolio Manager Commentary	2
Ten Largest Equity Holdings	5
Asset Allocation	5
Schedule of Investments	6
Ave Maria Growth Fund
Portfolio Manager Commentary	10
Ten Largest Equity Holdings	12
Asset Allocation	12
Schedule of Investments	13
Ave Maria Rising Dividend Fund
Portfolio Manager Commentary	16
Ten Largest Equity Holdings	18
Asset Allocation	18
Schedule of Investments	19
Ave Maria World Equity Fund
Portfolio Manager Commentary	22
Ten Largest Equity Holdings	25
Asset Allocation	25
Schedule of Investments	26
Summary of Common Stocks by Country	29
Ave Maria Bond Fund
Portfolio Manager Commentary	30
Ten Largest Holdings	32
Asset Allocation	32
Schedule of Investments	33

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets
Ave Maria Value Fund	42
Ave Maria Growth Fund	43
Ave Maria Rising Dividend Fund	44
Ave Maria World Equity Fund	45
Ave Maria Bond Fund	46
Financial Highlights
Ave Maria Value Fund	47
Ave Maria Growth Fund	48
Ave Maria Rising Dividend Fund	49
Ave Maria World Equity Fund	50
Ave Maria Bond Fund	51
Notes to Financial Statements	52
About Your Funds’ Expenses	62
Other Information	64
Approval of Advisory Agreements	65

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria Value Fund (the “Fund”) recorded strong performance with a total return of 18.85% for the six-month period ended June 30, 2019. The Fund has outperformed the S&P MidCap 400 Index for the year-to-date, 1-year, and 3-year periods, as outlined below.

	Annualized Total Return Periods Ending 6/30/19
	YTD*	1-year	3-year
Ave Maria Value Fund	18.85%	4.74%	12.80%
S&P Midcap 400 Index	17.97%	1.36%	10.90%

*     Not annualized

The Fund’s performance (total return) for the 3-year period ending June 30, 2019 placed it in the 16th percentile of 362 funds in Morningstar’s mid-cap blend category. The Fund’s outperformance is noteworthy, given our value orientation and it’s been in a period of value stocks generally underperforming growth stocks by a wide margin. For the 3-year period ending June 30, 2019, the S&P 500 Value component stocks had an annualized return of 10.64%, which significantly trailed the Growth component stocks return of 17.25%.

The Fund’s best performing security during the first six months has been HEICO Corporation, which is also the Fund’s largest holding. HEICO is an aerospace supplier that designs, manufactures, and sells aircraft components and electronics. It is a superbly managed company – since 1990 when current management took over, HEICO has delivered the following compounded annual growth rates: sales +16%, operating income +19%, and share price +23%. Since our initial purchase in September 2015, the stock price has appreciated more than 360%.

Texas Pacific Land Trust (TPL) was another strong performer, up 47% this year, and is the Fund’s second largest holding. TPL, owner of roughly 900,000 acres of land in Texas, generates revenue primarily from oil & gas mineral rights, a water business, land use fees, and periodic land sales. TPL is in the midst of a legal battle with its largest shareholder regarding a vacant trustee position. In the meantime, TPL’s revenue and earnings are growing rapidly due to increased oil & gas drilling activity in the Permian Basin.

Rosetta Stone, Inc., which the Fund initially purchased 9 months ago, was up 43% in the first half of 2019. The company provides technology-based language learning solutions for schools, businesses, and consumers. Rosetta Stone made a timely acquisition in 2013, when the company purchased Lexia, a literacy

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

software & services business. Lexia serves the K-12 education market and is considered the gold standard in the industry. It currently serves only about 10% of the K-12 market, and as a market leader, is poised to expand rapidly. Lexia has been growing revenue by 20%+ the last few quarters, and we believe there is a long runway for growth in the future.

The Fund’s five best performing securities in the first half of this year were:

Company	Industry	YTD Return
HEICO Corporation	Aerospace Products	+64.37%
Frontdoor, Inc.	Business Services	+60.08%
Texas Pacific Land Trust	Real Estate	+46.69%
Rosetta Stone, Inc.	Software – Educational	+43.50%
InterXion Holding N.V.	Internet Content & Information	+41.29%

Qurate Retail Inc, a leading TV, video, and e-commerce retailer, was the main detractor from performance in the first half of 2019. The company’s recent operational performance has been lackluster due to the challenging retail environment and a rapidly changing TV & cable market. An ongoing challenge for Qurate is cord cutting and the decline of traditional TV viewing. We recently reduced the size of our position.

The Fund’s five worst performing securities in the first half of this year were:

Company	Industry	YTD Return
Qurate Retail, Inc.	TV and Internet Retail	-38.03%
Element Solutions Inc.	Specialty Chemicals	-11.32%
A.O. Smith Corporation	Diversified Industrials	- 8.99%
Interactive Brokers Group, Inc.	Investment Brokerage	- 0.46%
First Horizon National Corporation	Regional Banking	+ 1.04%

During the past six months, we liquidated 4 stocks from the portfolio due to their share prices having reached our estimate of intrinsic value: AutoNation Inc., Coca-Cola European Partners, Fifth Third Bancorp, and Pioneer Natural Resources. New positions were established in 4 companies that meet our criteria of owning shares of high-quality businesses, in strong financial condition, that are selling at discount to our estimate of intrinsic value: A.O. Smith Corporation (diversified industrials), First Horizon National Corporation (regional banking), Lamar Advertising Company (billboard advertising), and Watsco, Inc. (HVAC distribution). We also markedly increased the Fund’s position in Delta Airlines, and it is now the Fund’s 3rd largest holding. In our opinion, Delta is a mis-

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

priced security, with substantial upside potential. For 2019, Delta is on track for 6-7% revenue growth, 20%+ EPS growth, and 40%+ free cash flow growth, yet trades for less than 9x earnings. Delta has a highly respected management team, an aggressive share repurchase program, an investment grade balance sheet, and a 2.7% dividend yield.

We believe our value-oriented approach of using fundamental analysis to identify stocks trading below intrinsic value is a superb way to achieve superior long-term results. As such, we’re constantly on the lookout for high-quality companies that meet our stringent, value-oriented investment criteria.

Thank you for being a shareholder in the Ave Maria Value Fund.

Timothy S. Schwartz, CFA	Joseph W. Skornicka, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Chadd M. Garcia, CFA
Co-Portfolio Manager

As of June 30, 2019, the Ave Maria Value Fund ranked in the 35th percentile out of 437 funds, the 83rd percentile out of 312 funds, and the 91st percentile out of 228 funds in the Morningstar mid-cap blend category for the 1, 5, and 10-year periods, respectively, based on total return. Past performance is no guarantee of future results.

AVE MARIA VALUE FUND

Ten Largest Equity Holdings

June 30, 2019 (Unaudited)

Shares	Company	Market Value	% of Net Assets
195,312	HEICO Corporation - Class A	$20,189,401	8.1%
25,500	Texas Pacific Land Trust	20,068,245	8.1%
215,000	Delta Air Lines, Inc.	12,201,250	4.9%
447,309	Rosetta Stone, Inc.	10,234,430	4.1%
120,000	InterXion Holding N.V.	9,130,800	3.7%
400,000	Valvoline, Inc.	7,812,000	3.1%
200,000	Gildan Activewear, Inc.	7,736,000	3.1%
10,536	Alleghany Corporation	7,176,175	2.9%
175,000	Liberty Media Corporation - Liberty Formula One - Series C	6,546,750	2.6%
50,000	Zimmer Biomet Holdings, Inc.	5,887,000	2.4%

Asset Allocation (Unaudited)

Sector	% of Net Assets
Communication Services	8.4%
Consumer Discretionary	11.0%
Consumer Staples	3.1%
Energy	0.9%
Financials	10.2%
Health Care	3.1%
Industrials	25.2%
Information Technology	7.1%
Materials	8.6%
Real Estate	10.0%
Money Market Funds, Liabilities in Excess of Other Assets	12.4%
100.0%

AVE MARIA VALUE FUND

Schedule of Investments

June 30, 2019 (Unaudited)

COMMON STOCKS — 87.6%	Shares	Market Value
Communication Services — 8.4%
Entertainment — 8.4%
Liberty Media Corporation - Liberty Formula One - Series C *	175,000	$6,546,750
Madison Square Garden Company (The) - Class A *	15,000	4,199,100
Rosetta Stone, Inc. *	447,309	10,234,430
		20,980,280
Consumer Discretionary — 11.0%
Automobiles — 1.9%
IAA, Inc. *	125,000	4,847,500

Diversified Consumer Services — 3.6%
frontdoor, inc. *	125,000	5,443,750
Graham Holdings Company - Class B	5,000	3,450,150
		8,893,900
Household Durables — 1.0%
Garmin Ltd.	30,000	2,394,000

Internet & Direct Marketing Retail — 1.4%
Qurate Retail, Inc. *	287,591	3,563,253

Textiles, Apparel & Luxury Goods — 3.1%
Gildan Activewear, Inc.	200,000	7,736,000

Consumer Staples — 3.1%
Beverages — 0.9%
Brown-Forman Corporation - Class B	40,000	2,217,200

Household Products — 2.2%
Spectrum Brands Holdings, Inc.	100,000	5,377,000

Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Noble Energy, Inc.	100,000	2,240,000

Financials — 10.2%
Banks — 0.9%
First Horizon National Corporation	150,000	2,239,500

Capital Markets — 2.5%
Interactive Brokers Group, Inc. - Class A	80,000	4,336,000
KKR & Company, Inc. - Class A	75,000	1,895,250
		6,231,250

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 87.6% (Continued)	Shares	Market Value
Financials — 10.2% (Continued)
Consumer Finance — 1.9%
Discover Financial Services	60,000	$4,655,400

Insurance — 4.9%
Alleghany Corporation *	10,536	7,176,175
Athene Holding Ltd. - Class A *	120,000	5,167,200
		12,343,375
Health Care — 3.1%
Biotechnology — 0.7%
Avid Bioservices, Inc. *	300,000	1,680,000

Health Care Equipment & Supplies — 2.4%
Zimmer Biomet Holdings, Inc.	50,000	5,887,000

Industrials — 25.2%
Aerospace & Defense — 8.1%
HEICO Corporation - Class A	195,312	20,189,401

Airlines — 7.0%
American Airlines Group, Inc.	160,000	5,217,600
Delta Air Lines, Inc.	215,000	12,201,250
		17,418,850
Building Products — 1.6%
A.O. Smith Corporation	85,000	4,008,600

Commercial Services & Supplies — 1.2%
KAR Auction Services, Inc.	125,000	3,125,000

Electrical Equipment — 1.5%
AMETEK, Inc.	40,000	3,633,600

Industrial Conglomerates — 2.2%
Roper Technologies, Inc.	15,000	5,493,900

Road & Rail — 2.3%
AMERCO	15,000	5,678,250

Trading Companies & Distributors — 1.3%
Watsco, Inc.	20,000	3,270,600

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 87.6% (Continued)	Shares	Market Value
Information Technology — 7.1%
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc. *	75,000	$5,345,250
Avnet, Inc.	70,000	3,168,900
		8,514,150
IT Services — 3.7%
InterXion Holding N.V. *	120,000	9,130,800

Materials — 8.6%
Chemicals — 8.6%
Axalta Coating Systems Ltd. *	100,000	2,977,000
Corteva, Inc. *	66,666	1,971,313
DuPont de Nemours, Inc.	66,666	5,004,617
Element Solutions, Inc. *	350,000	3,619,000
Valvoline, Inc.	400,000	7,812,000
		21,383,930
Real Estate — 10.0%
Equity Real Estate Investment Trusts (REITs) — 1.9%
Lamar Advertising Company - Class A	60,000	4,842,600

Real Estate Management & Development — 8.1%
Texas Pacific Land Trust	25,500	20,068,245

Total Common Stocks (Cost $162,361,788)		$218,043,584

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 12.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (a)	11,751,780	$11,751,780
Federated Treasury Obligations Fund - Institutional Shares, 2.23% (a)	11,751,780	11,751,780
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 2.15% (a)	7,717,892	7,717,892
Total Money Market Funds (Cost $31,221,452)		$31,221,452

Total Investments at Market Value — 100.1% (Cost $193,583,240)		$249,265,036

Liabilities in Excess of Other Assets — (0.1%)		(363,190)

Net Assets — 100.0%		$248,901,846

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2019.
See accompanying notes to financial statements.

Ave Maria Growth Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2019, the Ave Maria Growth Fund (the “Fund”) had a total return of 24.83%, compared with the benchmark S&P 500 Index total return of 18.54%. For the three-year, five-year, and ten-year periods through June 30, 2019, the Fund had a total return of 17.84%, 12.89%, and 15.29%, compared with the benchmark total return of 14.19%, 10.71%, and 14.70%, respectively.

In the six months ended June 30, 2019, top contributors to return include HEICO (aerospace components), Copart (vehicle auctions), Mastercard (payment services), and SBA Communications (cellular towers).

Top Four Return Contributors (YTD Q2 2019)
Company	Contribution to Return
HEICO Corp. (HEI.A)	+2.82%
Copart, Inc. (CPRT)	+2.36%
Mastercard, Inc. (MA)	+1.62%
SBA Communications Corp. (SBAC)	+1.51%

One of the Fund’s largest holdings, HEICO, was up by more than 70% during the period. HEICO designs and manufactures replacement components for jet engines and aircraft. Jet engine manufacturers make little money on the sale of an engine but earn extraordinary profits on the replacement parts that aircraft owners are required to purchase from them. HEICO is not an engine manufacturer, but with the approval of the FAA, often undercuts engine manufacturers’ replacement part prices to gain market share. Regulatory barriers and scale advantages make it difficult for other companies to copy HEICO’s business model. The company appears to have years of profitable growth ahead of it as it offers aircraft owners the opportunity for substantial cost savings.

Top Four Return Detractors (YTD Q2 2019)
Company	Contribution to Return
Brown Forman Corp. (BF.B)	-0.11%
Cognizant Technology Solutions Corp. (CTSH)	-0.10%
AutoNation, Inc. (AN)	-0.09%
Kontoor Brands, Inc. (KTB)	-0.02%

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Top detractors from return include Brown Forman (spirits), Cognizant Technology Solutions (consulting and outsourcing), AutoNation (automotive dealerships), and Kontoor Brands (jeans and apparel). The Fund exited all of these in the first half of 2019, with Cognizant Technology Solutions and Kontoor Brands both removed from the portfolio in the second quarter. Kontoor Brands was split out of V.F. Corp. and spun off to shareholders in the second quarter. Given Kontoor’s declining revenue and unattractive long-term prospects, the Fund’s ownership of the company was not consistent with the strategy of the Fund.

Cognizant provides information technology consulting and outsourcing services to companies around the world, and like the rest of the information technology services industry, is struggling to transition to a digital world dominated by software as a service (SaaS) and cloud computing. Disappointing financial results and the retirement of the founder-CEO indicated that the transition to a digital world is likely to take much longer and entail greater risk than initially anticipated.

Our goal remains to purchase shares of exceptional companies at attractive prices to produce favorable returns over the long run. Our team of investment professionals continually searches for companies that fit our quality and price requirements. Your participation in the Ave Maria Growth Fund is appreciated.

With best regards,

Richard L. Platte, Jr., CFA	Adam P. Gaglio, CFA
Co-Portfolio Manager	Co-Portfolio Manager

AVE MARIA GROWTH FUND

Ten Largest Equity Holdings

June 30, 2019 (Unaudited)

Shares	Company	Market Value	% of Net Assets
619,000	Copart, Inc.	$46,264,060	6.2%
168,000	SBA Communications Corporation	37,773,120	5.1%
142,000	Mastercard, Inc. - Class A	37,563,260	5.1%
198,000	Visa, Inc. - Class A	34,362,900	4.6%
153,000	ANSYS, Inc.	31,337,460	4.2%
297,023	HEICO Corporation - Class A	30,703,267	4.1%
150,000	Ecolab, Inc.	29,616,000	4.0%
615,000	Brookfield Asset Management, Inc. - Class A	29,384,700	4.0%
230,000	Broadridge Financial Solutions, Inc.	29,366,400	4.0%
235,000	Texas Instruments, Inc.	26,968,600	3.6%

Asset Allocation (Unaudited)

Sector	% of Net Assets
Communication Services	2.0%
Consumer Discretionary	10.2%
Financials	14.5%
Health Care	5.4%
Industrials	30.3%
Information Technology	25.0%
Materials	4.0%
Real Estate	5.6%
Money Market Funds, Liabilities in Excess of Other Assets	3.0%
100.0%

AVE MARIA GROWTH FUND

Schedule of Investments

June 30, 2019 (Unaudited)

COMMON STOCKS — 97.0%	Shares	Market Value
Communication Services — 2.0%
Entertainment — 2.0%
Liberty Media Corporation - Liberty Braves - Series A *	32,000	$889,600
Liberty Media Corporation - Liberty Braves - Series C *	78,000	2,181,660
Madison Square Garden Company (The) - Class A *	35,000	9,797,900
Rosetta Stone, Inc. *	100,000	2,288,000
		15,157,160
Consumer Discretionary — 10.2%
Internet & Direct Marketing Retail — 2.3%
Booking Holdings, Inc. *	9,000	16,872,390

Specialty Retail — 6.0%
Lowe’s Companies, Inc.	215,000	21,695,650
O’Reilly Automotive, Inc. *	63,000	23,267,160
		44,962,810
Textiles, Apparel & Luxury Goods — 1.9%
VF Corporation	160,000	13,976,000

Financials — 14.5%
Capital Markets — 13.8%
Brookfield Asset Management, Inc. - Class A	615,000	29,384,700
Charles Schwab Corporation (The)	630,000	25,319,700
Moody’s Corporation	111,000	21,679,410
S&P Global, Inc.	116,000	26,423,640
		102,807,450
Insurance — 0.7%
Markel Corporation *	4,500	4,903,200

Health Care — 5.4%
Health Care Equipment & Supplies — 5.4%
Medtronic plc	233,000	22,691,870
Zimmer Biomet Holdings, Inc.	145,000	17,072,300
		39,764,170
Industrials — 30.3%
Aerospace & Defense — 6.9%
HEICO Corporation - Class A	297,023	30,703,267
Hexcel Corporation	255,000	20,624,400
		51,327,667

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.0% (Continued)	Shares	Market Value
Industrials — 30.3% (Continued)
Air Freight & Logistics — 3.1%
Expeditors International of Washington, Inc.	110,000	$8,344,600
FedEx Corporation	90,000	14,777,100
		23,121,700
Commercial Services & Supplies — 6.2%
Copart, Inc. *	619,000	46,264,060

Electrical Equipment — 5.2%
AMETEK, Inc.	172,000	15,624,480
Rockwell Automation, Inc.	140,000	22,936,200
		38,560,680
Industrial Conglomerates — 3.1%
Roper Technologies, Inc.	62,000	22,708,120

Machinery — 5.8%
Fortive Corporation	200,000	16,304,000
Graco, Inc.	526,000	26,394,680
		42,698,680
Information Technology — 25.0%
IT Services — 17.2%
Accenture plc - Class A	141,000	26,052,570
Broadridge Financial Solutions, Inc.	230,000	29,366,400
Mastercard, Inc. - Class A	142,000	37,563,260
Visa, Inc. - Class A	198,000	34,362,900
		127,345,130
Semiconductors & Semiconductor Equipment — 3.6%
Texas Instruments, Inc.	235,000	26,968,600

Software — 4.2%
ANSYS, Inc. *	153,000	31,337,460

Materials — 4.0%
Chemicals — 4.0%
Ecolab, Inc.	150,000	29,616,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.0% (Continued)	Shares	Market Value
Real Estate — 5.6%
Equity Real Estate Investment Trusts (REITs) — 5.1%
SBA Communications Corporation *	168,000	$37,773,120

Real Estate Management & Development — 0.5%
Texas Pacific Land Trust	5,000	3,934,950

Total Common Stocks (Cost $501,081,580)		$720,099,347

MONEY MARKET FUNDS — 3.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (a) (Cost $27,005,173)	27,005,173	$27,005,173

Total Investments at Market Value — 100.6% (Cost $528,086,753)		$747,104,520

Liabilities in Excess of Other Assets — (0.6%)		(4,904,948)

Net Assets — 100.0%		$742,199,572

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2019.
See accompanying notes to financial statements.

Ave Maria Rising Dividend Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the first six months of 2019, The Ave Maria Rising Dividend Fund (the “Fund”) had a total return of 17.52% vs. 18.54% for the S&P 500. Those would be exceptional returns for an entire year, let alone six months. That they occurred in the context of trade wars, threat of real war in the Middle East, discord in Washington and fears of a slowing economy, made them all that more remarkable.

Most of the stocks in the portfolio contributed positively to performance with the greatest contributions coming from Hexcel Corp. (structural materials); Mondelēz International (snack foods); Moody’s Corp (credit rating services); and Visa Inc. (payment processing). Those acting as a drag on performance included A.O. Smith Corp. (water heaters); MSC Industrial Direct Company (industrial parts distributor); Kontoor Brands, Inc. (apparel); and 3M Companies (diversified manufacturing).

With the economy humming and reduced tax rates, many of our portfolio companies are enjoying exceptional profits. Some of those profits are being redeployed in the business or used to make acquisitions. Beyond that, cash is being returned to shareholders in the form of share repurchases and dividends. Companies in the Fund tend to increase their dividends regularly, historically many for 25 years or more.

In talking to many of the Funds’ shareholders over the years, it’s apparent that some forget that this Fund is a capital appreciation vehicle. The prospectus investment objective is long-term growth of capital, while seeking to increase dividend income over time. So, as portfolio managers, we don’t just look at the past dividend history, but focus on the likelihood of future dividend increases. We are mindful of the need for a growing stream of profits and cash flow for directors to prudently increase dividend payments to shareholders.

As investors, we look beyond simply dividends to evaluate how effectively corporate directors are deploying shareholder profits. In recent years, corporations repurchasing their own shares has become an effective way to enhance shareholder value, if repurchases are made at prices below intrinsic value. We regard timely share repurchases as a useful insight into how corporate managers view the capital allocation process. Amid strong profitability, a prudent and mindful capital allocation process is crucial to enhancement of shareholder value. We believe the corporate managers running the portfolio companies where your money has been invested, are among the best.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Thank you for your investment in the Ave Maria Rising Dividend Fund.

With best regards,

Richard L. Platte, Jr., CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Joseph W. Skornicka, CFA
Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND

Ten Largest Equity Holdings

June 30, 2019 (Unaudited)

Shares	Company	Market Value	% of Net Assets
385,000	Medtronic plc	$37,495,150	4.2%
440,000	Hexcel Corporation	35,587,200	4.0%
650,000	Mondelēz International, Inc. - Class A	35,035,000	3.9%
325,000	Lowe’s Companies, Inc.	32,795,750	3.7%
275,000	Texas Instruments, Inc.	31,559,000	3.5%
210,000	Chubb Ltd.	30,930,900	3.5%
175,000	Visa, Inc. - Class A	30,371,250	3.4%
255,000	Zimmer Biomet Holdings, Inc.	30,023,700	3.4%
450,000	Royal Dutch Shell plc - Class B - ADR	29,583,000	3.3%
150,000	Moody’s Corporation	29,296,500	3.3%

Asset Allocation (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	13.4%
Consumer Staples	3.9%
Energy	3.3%
Financials	19.8%
Health Care	7.6%
Industrials	28.6%
Information Technology	18.4%
Materials	2.8%
Money Market Funds, Liabilities in Excess of Other Assets	2.2%
100.0%

AVE MARIA RISING DIVIDEND FUND

Schedule of Investments

June 30, 2019 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Market Value
Consumer Discretionary — 13.4%
Internet & Direct Marketing Retail — 3.0%
Booking Holdings, Inc. *	14,500	$27,183,295

Specialty Retail — 7.9%
Lowe’s Companies, Inc.	325,000	32,795,750
TJX Companies, Inc. (The)	300,000	15,864,000
Tractor Supply Company	200,000	21,760,000
		70,419,750
Textiles, Apparel & Luxury Goods — 2.5%
VF Corporation	250,000	21,837,500

Consumer Staples — 3.9%
Food Products — 3.9%
Mondelēz International, Inc. - Class A	650,000	35,035,000

Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
Royal Dutch Shell plc - Class B - ADR	450,000	29,583,000

Financials — 19.8%
Banks — 7.1%
BB&T Corporation	440,000	21,617,200
PNC Financial Services Group, Inc. (The)	170,000	23,337,600
U.S. Bancorp	350,000	18,340,000
		63,294,800
Capital Markets — 7.0%
BlackRock, Inc.	44,000	20,649,200
Brookfield Asset Management, Inc. - Class A	270,000	12,900,600
Moody’s Corporation	150,000	29,296,500
		62,846,300
Consumer Finance — 2.2%
Discover Financial Services	250,000	19,397,500

Insurance — 3.5%
Chubb Ltd.	210,000	30,930,900

Health Care — 7.6%
Health Care Equipment & Supplies — 7.6%
Medtronic plc	385,000	37,495,150
Zimmer Biomet Holdings, Inc.	255,000	30,023,700
		67,518,850

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Market Value
Industrials — 28.6%
Aerospace & Defense — 4.0%
Hexcel Corporation	440,000	$35,587,200

Air Freight & Logistics — 4.4%
FedEx Corporation	130,000	21,344,700
United Parcel Service, Inc. - Class B	175,000	18,072,250
		39,416,950
Airlines — 1.6%
Delta Air Lines, Inc.	250,000	14,187,500

Building Products — 2.0%
A.O. Smith Corporation	375,000	17,685,000

Commercial Services & Supplies — 2.5%
Genuine Parts Company	220,000	22,787,600

Electrical Equipment — 2.6%
Eaton Corporation plc	275,000	22,902,000

Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	25,000	9,156,500

Machinery — 4.7%
Graco, Inc.	290,000	14,552,200
Illinois Tool Works, Inc.	180,000	27,145,800
		41,698,000
Road & Rail — 1.0%
Norfolk Southern Corporation	45,000	8,969,850

Trading Companies & Distributors — 4.8%
Fastenal Company	690,000	22,487,100
Watsco, Inc.	125,000	20,441,250
		42,928,350
Information Technology — 18.4%
Communications Equipment — 2.7%
Cisco Systems, Inc.	440,000	24,081,200

Electronic Equipment, Instruments & Components — 3.0%
TE Connectivity Ltd.	275,000	26,339,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Market Value
Information Technology — 18.4% (Continued)
IT Services — 9.2%
Broadridge Financial Solutions, Inc.	205,000	$26,174,400
Cognizant Technology Solutions Corporation - Class A	400,000	25,356,000
Visa, Inc. - Class A	175,000	30,371,250
		81,901,650
Semiconductors & Semiconductor Equipment — 3.5%
Texas Instruments, Inc.	275,000	31,559,000

Materials — 2.8%
Chemicals — 2.8%
RPM International, Inc.	400,000	24,444,000

Total Common Stocks (Cost $691,954,900)		$871,691,195

MONEY MARKET FUNDS — 2.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (a) (Cost $21,780,035)	21,780,035	$21,780,035

Total Investments at Market Value — 100.2% (Cost $713,734,935)		$893,471,230

Liabilities in Excess of Other Assets — (0.2%)		(1,840,974)

Net Assets — 100.0%		$891,630,256

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2019.
See accompanying notes to financial statements.

Ave Maria World Equity Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria World Equity Fund (the “Fund”) had a total return of 20.15% for the six months ended June 30, 2019 (the “period”). This compared to the return for the S&P Global 1200 and the MSCI World indices at 16.88% and 16.98%, respectively.

Following the brutal fourth quarter of 2018, the global equity markets recovered strongly during the first half of 2019. Leading the way was the U.S., with the S&P 500 Index up 18.54%. A complete reversal from the Federal Reserve in terms of interest rate commentary has resulted in the market now expecting one or more rate cuts during the 2nd half of 2019. On the negative side, U.S. corporate earnings estimates continue to fall – with consensus now looking for only a 3% increase in 2019, following a 20%+ increase in 2018, which was helped by tax rate cuts and deregulation. When combined with the recovery in stock prices, this has led to some valuation levels looking border-line expensive.

The equity market also snapped back nicely in Europe, with the S&P Europe 350 Index (which includes 16 developed European markets, including the U.K.) up 16.13% during the period. With the resignation of Prime Minister Theresa May, a decision on Brexit was again pushed back in U.K., increasing future uncertainty. Meanwhile, outgoing European Central Bank President Mario Draghi provided support to the European markets with his declaration that “additional stimulus will be required”, if the economic outlook didn’t improve. The Japanese equity market recovered somewhat during the period, with the S&P TOPIX 150 Index up 9.30%. Unlike the U.S. and European equity markets, however, the TOPIX was still below last fall’s highs, as the country still faces uncertainty in the form of a consumption tax increase scheduled to be enacted this fall. Finally, emerging markets also posted a solid 1st half of 2019, with the S&P Emerging BMI Index up 12.06%, as the market remains hopeful about a trade reconciliation between the U.S. and China.

Strong stock performance by sector vs. the indices was the primary reason for the Fund’s outperformance relative to the global equity indices during the period. The Fund experienced positive stock selection in eight of the ten sectors it participated in, with the best coming from financials, healthcare and consumer staples. Within financials, five of the seven stocks owned at period-end each contributed total returns of over 25%. Citigroup Inc. and Discover Financial Services were the strongest, as both companies bounced back nicely from the fourth quarter’s selloff behind solid earnings reports. In health care, IQVIA Holdings was up almost 40% during the period as it is becoming more evident that the company is disrupting the clinical research organization (“CRO”) market with their new offering which leverages their global healthcare data.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s consumer staple holdings were led by Mondelez International Inc., a global leader in the snack food business. The company’s new CEO is striving to achieve better balance between top and bottom-line growth, after his predecessor’s focus on margin improvement.

Consumer discretionary and materials sector holdings were the primary detractors from performance during the period. In materials, which was the only sector with negative returns for the Fund, a continued string of negative earnings announcements dragged down DuPont De Nemours, Inc. (the renamed DowDuPont Inc.) and the two companies it spun-out during the period, Dow Inc. and Corteva Agriscience. While disappointed in the short-term results and share price performance so far, we remain optimistic about the long-term potential for each of the more focused individual companies.

Three positions were eliminated in the Fund since year-end, in favor of what we believe to be more attractive investment opportunities: Bank of New York Mellon Corp., Panasonic Corporation, and Takeda Pharmaceutical Company (acquired via their acquisition of Shire PLC.). The only new position in the Fund was Danone SA (Food).

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

As of June 30, 2019, geographic weights in the Fund compared to the S&P Global 1200 Index, were approximately:

	Ave Maria World Equity Fund	S&P Global 1200 Index
Americas	64%	65%
Europe Developed	17%	15%
United Kingdom	10%	6%
Japan	2%	7%
Asia Developed	0%	2%
Asia Emerging	2%	3%
Australasia	0%	2%
Cash Equivalents	5%	—

We will continue with our pursuit of larger capitalization, attractively priced stocks of high quality, global companies. Thank you for your continued interest in the Ave Maria World Equity Fund.

Joseph W. Skornicka, CFA	Robert C. Schwartz, CFP
Lead-Portfolio Manager	Co-Portfolio Manager

AVE MARIA WORLD EQUITY FUND

Ten Largest Equity Holdings

June 30, 2019 (Unaudited)

Shares	Company	Market Value	% of Net Assets
30,119	Medtronic plc	$2,933,289	4.3%
43,000	Royal Dutch Shell plc - Class B - ADR	2,826,820	4.2%
106,000	AXA S.A. - ADR	2,775,080	4.1%
22,500	Zimmer Biomet Holdings, Inc.	2,649,150	4.0%
46,500	Delta Air Lines, Inc.	2,638,875	4.0%
30,000	Eaton Corporation plc	2,498,400	3.7%
13,000	Willis Towers Watson plc	2,490,020	3.7%
24,000	Lowe’s Companies, Inc.	2,421,840	3.6%
9,000	Mastercard, Inc. - Class A	2,380,770	3.5%
52,064	Koninklijke Philips N.V.	2,268,949	3.4%

Asset Allocation (Unaudited)

Sector	% of Net Assets
Communication Services	2.0%
Consumer Discretionary	7.3%
Consumer Staples	8.1%
Energy	8.0%
Financials	20.3%
Health Care	14.6%
Industrials	13.2%
Information Technology	16.2%
Materials	3.7%
Real Estate	1.6%
Money Market Funds, Other Assets in Excess of Liabilities	5.0%
100.0%

AVE MARIA WORLD EQUITY FUND

Schedule of Investments

June 30, 2019 (Unaudited)

COMMON STOCKS — 95.0%	Shares	Market Value
Communication Services — 2.0%
Entertainment — 2.0%
Electronic Arts, Inc. *	13,000	$1,316,380

Consumer Discretionary — 7.3%
Auto Components — 2.0%
Bridgestone Corporation - ADR	70,000	1,371,300

Internet & Direct Marketing Retail — 1.7%
Booking Holdings, Inc. *	600	1,124,826

Specialty Retail — 3.6%
Lowe’s Companies, Inc.	24,000	2,421,840

Consumer Staples — 8.1%
Beverages — 2.9%
Coca-Cola European Partners plc	17,000	960,500
Diageo plc - ADR	2,000	344,640
Heineken N.V. - ADR	12,000	668,760
		1,973,900
Food Products — 5.2%
Danone S.A. - ADR	110,000	1,862,300
Mondelēz International, Inc. - Class A	30,000	1,617,000
		3,479,300
Energy — 8.0%
Oil, Gas & Consumable Fuels — 8.0%
Exxon Mobil Corporation	15,000	1,149,450
Pioneer Natural Resources Company	9,200	1,415,512
Royal Dutch Shell plc - Class B - ADR	43,000	2,826,820
		5,391,782
Financials — 20.3%
Banks — 4.9%
Citigroup, Inc.	27,000	1,890,810
First Horizon National Corporation	95,000	1,418,350
		3,309,160
Capital Markets — 2.2%
Brookfield Asset Management, Inc. - Class A	30,000	1,433,400

Consumer Finance — 2.3%
Discover Financial Services	19,800	1,536,282

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.0% (Continued)	Shares	Market Value
Financials — 20.3% (Continued)
Insurance — 10.9%
AXA S.A. - ADR	106,000	$2,775,080
Chubb Ltd.	14,000	2,062,060
Willis Towers Watson plc	13,000	2,490,020
		7,327,160
Health Care — 14.6%
Health Care Equipment & Supplies — 11.7%
Koninklijke Philips N.V.	52,064	2,268,949
Medtronic plc	30,119	2,933,289
Zimmer Biomet Holdings, Inc.	22,500	2,649,150
		7,851,388
Life Sciences Tools & Services — 2.9%
IQVIA Holdings, Inc. *	12,000	1,930,800

Industrials — 13.2%
Aerospace & Defense — 2.7%
Hexcel Corporation	22,500	1,819,800

Airlines — 4.0%
Delta Air Lines, Inc.	46,500	2,638,875

Electrical Equipment — 3.7%
Eaton Corporation plc	30,000	2,498,400

Industrial Conglomerates — 1.3%
Siemens AG - ADR	14,500	865,070

Road & Rail — 1.5%
Canadian National Railway Company	11,000	1,017,280

Information Technology — 16.2%
Communications Equipment — 2.1%
Cisco Systems, Inc.	26,000	1,422,980

Electronic Equipment, Instruments & Components — 3.1%
TE Connectivity Ltd.	22,000	2,107,160

IT Services — 6.6%
Accenture plc - Class A	7,000	1,293,390
InterXion Holding N.V. *	9,500	722,855
Mastercard, Inc. - Class A	9,000	2,380,770
		4,397,015

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.0% (Continued)	Shares	Market Value
Information Technology — 16.2% (Continued)
Semiconductors & Semiconductor Equipment — 4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	38,500	$1,508,045
Texas Instruments, Inc.	12,500	1,434,500
		2,942,545
Materials — 3.7%
Chemicals — 3.7%
Corteva, Inc. *	37,666	1,113,784
Dow, Inc.	13,166	649,215
DuPont de Nemours, Inc.	9,666	725,627
		2,488,626
Real Estate — 1.6%
Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	2,200	1,109,438

Total Common Stocks (Cost $49,312,978)		$63,774,707

MONEY MARKET FUNDS — 5.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (a)	3,084,328	$3,084,328
Federated Treasury Obligations Fund - Institutional Shares, 2.23% (a)	246,374	246,374
Total Money Market Funds (Cost $3,330,702)		$3,330,702

Total Investments at Market Value — 100.0% (Cost $52,643,680)		$67,105,409

Other Assets in Excess of Liabilities — 0.0% (b)		5,397

Net Assets — 100.0%		$67,110,806

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2019.
(b)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2019 (Unaudited)

Country	Value	% of Net Assets
United States *	$40,597,628	60.5%
United Kingdom	6,621,980	9.9%
France	4,637,380	6.9%
Netherlands	3,660,564	5.5%
Canada	2,450,680	3.6%
Switzerland	2,062,060	3.1%
Taiwan	1,508,045	2.2%
Japan	1,371,300	2.0%
Germany	865,070	1.3%
Total	$63,774,707	95.0%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.
See accompanying notes to financial statements.

Ave Maria Bond Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2019, the total return of the Ave Maria Bond Fund (the “Fund”) was 5.18%, compared to the Bloomberg Barclays Intermediate U.S. Government/Credit Index at 4.97%. Interest rates declined significantly. The 10-year U.S. Treasury Note started the year yielding 2.69% and ended the first half at 2.00%. Stocks marched higher, as investors remained optimistic about a trade resolution with China and the possibility of accommodative monetary policy.

2019 began with the Federal Reserve (the Fed) forecasting at least 2 increases in the target Fed Funds rate. But that changed, as the Fed did a complete rotation on policy, from tightening, to “wait and see,” to cutting rates later in the year. This dovish stance has the capital markets pricing in rate cuts for the remainder of the year, which would likely flip the inverted yield curve to a positive slope. Additionally, the European Central Bank stated it may take short-term rates even lower (currently at negative .4%), to stimulate its lagging economy. Across the globe, the consequence of Central bank hyper monetary stimulation has already caused approximately $13 trillion in sovereign debt to have a negative yield. Imagine investors in those countries actually paying the government to hold their assets, instead of earning interest on those assets.

Corporate credit spreads have tightened as investors stretch for yield. With almost half of all investment-grade bonds only one or two notches above junk, the credit markets don’t seem to be pricing in the risks of an economic slowdown or a recession. Amid a strong bull market in bonds, we continue to emphasize high-quality investment grade corporate issues, in addition to U.S. Treasuries.

In reviewing the performance of the Fund, the three top-performing assets were the common stocks of VF Corp. (apparel), Fastenal Co. (industrial distribution) and Coca-Cola European Partners (beverages). The Fund’s weakest-performing assets were the common stocks of Kontoor Brands, Inc. (apparel), 3M Co. (diversified manufacturing) and a Visa bond purchased late in the quarter.

Dividend-paying stocks (which make up about 20% of this portfolio) continue to offer an attractive combination of current income and potential price appreciation.

Ave Maria Bond Fund

Portfolio Manager Commentary

(Unaudited) (Continued)

We appreciate your investment in the Ave Maria Bond Fund.

Sincerely,

Brandon S. Scheitler	Richard L. Platte, Jr., CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA BOND FUND

Ten Largest Holdings*

June 30, 2019 (Unaudited)

Par Value/ Shares	Holding	Market Value	% of Net Assets
$10,000,000	U.S. Treasury Notes, 1.500%, due 10/31/19	$9,979,297	2.9%
$10,000,000	U.S. Treasury Notes, 1.250%, due 02/29/20	9,947,656	2.9%
$10,000,000	U.S. Treasury Notes, 1.375%, due 01/31/21	9,929,688	2.9%
$8,000,000	U.S. Treasury Notes, 2.750%, due 09/30/20	8,083,750	2.4%
48,500	Texas Instruments, Inc.	5,565,860	1.6%
11,500	BlackRock, Inc.	5,396,950	1.6%
31,700	Watsco, Inc.	5,183,901	1.5%
155,000	Fastenal Company	5,051,450	1.5%
$5,000,000	U.S. Treasury Notes, 2.375%, due 04/15/21	5,050,781	1.5%
$5,000,000	U.S. Treasury Notes, 2.625%, due 07/31/20	5,036,719	1.5%

*	Excludes cash equivalents.

Asset Allocation (Unaudited)

% of Net Assets
U.S. TREASURY OBLIGATIONS	42.9%

CORPORATE BONDS
Sector
Communication Services	1.2%
Consumer Discretionary	3.9%
Consumer Staples	10.4%
Energy	1.1%
Financials	3.9%
Health Care	1.9%
Industrials	5.2%
Information Technology	5.1%
Materials	3.1%
Utilities	0.4%

COMMON STOCKS
Sector
Consumer Discretionary	0.6%
Consumer Staples	2.1%
Energy	2.3%
Financials	4.9%
Health Care	1.0%
Industrials	6.4%
Information Technology	1.6%
Materials	1.1%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	0.9%
100.0%

AVE MARIA BOND FUND

Schedule of Investments

June 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 42.9%	Par Value	Market Value
U.S. Treasury Bonds — 1.5%
8.125%, due 05/15/21	$2,000,000	$2,230,547
8.000%, due 11/15/21	2,500,000	2,858,691
		5,089,238
U.S. Treasury Inflation-Protected Notes — 0.7% (a)
1.125%, due 01/15/21	2,336,000	2,354,117

U.S. Treasury Notes — 40.7%
1.500%, due 10/31/19	10,000,000	9,979,297
1.000%, due 11/15/19	3,000,000	2,987,344
1.500%, due 11/30/19	3,000,000	2,992,266
1.625%, due 12/31/19	4,000,000	3,990,469
1.250%, due 01/31/20	3,000,000	2,985,234
1.375%, due 02/15/20	2,000,000	1,991,406
1.250%, due 02/29/20	10,000,000	9,947,656
1.375%, due 02/29/20	2,000,000	1,991,094
2.250%, due 02/29/20	5,000,000	5,006,445
1.625%, due 03/15/20	3,000,000	2,991,211
1.500%, due 04/15/20	3,000,000	2,987,578
3.500%, due 05/15/20	3,000,000	3,038,555
1.625%, due 06/30/20	3,000,000	2,990,156
2.000%, due 07/31/20	5,000,000	5,003,320
2.625%, due 07/31/20	5,000,000	5,036,719
2.625%, due 08/15/20	3,000,000	3,023,437
2.000%, due 09/30/20	3,000,000	3,004,219
2.750%, due 09/30/20	8,000,000	8,083,750
1.375%, due 10/31/20	3,000,000	2,980,547
2.625%, due 11/15/20	3,000,000	3,030,820
2.375%, due 12/31/20	2,000,000	2,015,781
1.375%, due 01/31/21	10,000,000	9,929,688
2.000%, due 02/28/21	3,000,000	3,009,023
2.250%, due 03/31/21	4,000,000	4,031,094
2.375%, due 04/15/21	5,000,000	5,050,781
1.375%, due 04/30/21	3,000,000	2,977,852
2.125%, due 08/15/21	4,000,000	4,030,469
2.125%, due 09/30/21	3,000,000	3,025,313
2.000%, due 10/31/21	2,000,000	2,012,109
1.500%, due 01/31/22	3,000,000	2,983,125
1.875%, due 02/28/22	5,000,000	5,018,555
1.750%, due 03/31/22	2,000,000	2,001,250

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

U.S. TREASURY OBLIGATIONS — 42.9% (Continued)	Par Value	Market Value
U.S. Treasury Notes — 40.7% (Continued)
1.750%, due 04/30/22	$5,000,000	$5,004,297
1.750%, due 05/31/22	5,000,000	5,003,320
		140,134,180

Total U.S. Treasury Obligations (Cost $147,463,142)		$147,577,535

CORPORATE BONDS — 36.2%	Par Value	Market Value
Communication Services — 1.2%
Electronic Arts, Inc., 3.700%, due 03/01/21	$4,000,000	$4,071,702

Consumer Discretionary — 3.9%
Lowe’s Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,030,815
Lowe’s Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,059,151
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,116,000
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,330,048
VF Corporation, 3.500%, due 09/01/21	3,775,000	3,871,244
		13,407,258
Consumer Staples — 10.4%
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,043,305
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,054,013
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,036,092
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,266,662
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	835,809
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,021,208
Hershey Company (The), 2.900%, due 05/15/20	1,000,000	1,005,114
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,583,242
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,923,432
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,048,129
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,053,833
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,828,048
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,564,928
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,556,130
		35,819,945
Energy — 1.1%
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,016,613
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,708,156
		3,724,769
Financials — 3.9%
BlackRock, Inc., 3.200%, due 03/15/27	1,000,000	1,044,436
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	3,809,000	3,970,888
Moody’s Corporation, 5.500%, due 09/01/20	4,500,000	4,659,518

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 36.2% (Continued)	Par Value	Market Value
Financials — 3.9% (Continued)
Moody’s Corporation, 4.500%, due 09/01/22	$1,000,000	$1,057,801
Moody’s Corporation, 2.625%, due 01/15/23	2,819,000	2,833,441
		13,566,084
Health Care — 1.9%
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,010,106
Stryker Corporation, 3.375%, due 05/15/24	3,000,000	3,120,624
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,328,586
		6,459,316
Industrials — 5.2%
3M Company, 2.000%, due 06/26/22	1,073,000	1,072,063
3M Company, 2.250%, due 03/15/23	3,000,000	3,005,146
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,165,252
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,582,193
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,709,600
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,159,369
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,008,025
		17,701,648
Information Technology — 5.1%
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	612,698
Cisco Systems, Inc., 2.200%, due 02/28/21	3,250,000	3,251,861
Cisco Systems, Inc., 2.600%, due 02/28/23	975,000	989,671
Mastercard, Inc., 3.375%, due 04/01/24	2,300,000	2,428,538
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,998,650
Texas Instruments, Inc., 1.750%, due 05/01/20	1,825,000	1,817,731
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,504,729
Visa, Inc., 2.150%, due 09/15/22	3,000,000	3,012,561
Visa, Inc., 3.150%, due 12/14/25	825,000	865,489
		17,481,928
Materials — 3.1%
Ecolab, Inc., 4.350%, due 12/08/21	4,292,000	4,507,305
Ecolab, Inc., 3.250%, due 01/14/23	3,000,000	3,082,280
Ecolab, Inc., 2.700%, due 11/01/26	500,000	504,654
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,003,300
Praxair, Inc., 4.050%, due 03/15/21	500,000	515,684
		10,613,223
Utilities — 0.4%
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,509,558

Total Corporate Bonds (Cost $122,834,680)		$124,355,431

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 20.0%	Shares	Market Value
Consumer Discretionary — 0.6%
Textiles, Apparel & Luxury Goods — 0.6%
VF Corporation	25,000	$2,183,750

Consumer Staples — 2.1%
Beverages — 2.1%
Coca-Cola European Partners plc	70,000	3,955,000
Diageo plc - ADR	20,000	3,446,400
		7,401,400
Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Exxon Mobil Corporation	50,000	3,831,500
Royal Dutch Shell plc - Class B - ADR	60,000	3,944,400
		7,775,900
Financials — 4.9%
Banks — 2.2%
PNC Financial Services Group, Inc. (The)	33,000	4,530,240
U.S. Bancorp	60,000	3,144,000
		7,674,240
Capital Markets — 1.6%
BlackRock, Inc.	11,500	5,396,950

Diversified Financial Services — 0.5%
Western Union Company (The)	80,000	1,591,200

Insurance — 0.6%
Chubb Ltd.	15,000	2,209,350

Health Care — 1.0%
Health Care Equipment & Supplies — 1.0%
Medtronic plc	35,000	3,408,650

Industrials — 6.4%
Air Freight & Logistics — 1.1%
United Parcel Service, Inc. - Class B	35,500	3,666,085

Commercial Services & Supplies — 1.0%
Genuine Parts Company	34,300	3,552,794

Machinery — 1.3%
Illinois Tool Works, Inc.	30,000	4,524,300

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 20.0% (Continued)	Shares	Market Value
Industrials — 6.4% (Continued)
Trading Companies & Distributors — 3.0%
Fastenal Company	155,000	$5,051,450
Watsco, Inc.	31,700	5,183,901
		10,235,351
Information Technology — 1.6%
Semiconductors & Semiconductor Equipment — 1.6%
Texas Instruments, Inc.	48,500	5,565,860

Materials — 1.1%
Chemicals — 1.1%
RPM International, Inc.	60,000	3,666,600

Total Common Stocks (Cost $56,211,789)		$68,852,430

MONEY MARKET FUNDS — 1.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 2.17% (b) (Cost $4,987,337)	4,987,337	$4,987,337

Total Investments at Market Value — 100.5% (Cost $331,496,948)		$345,772,733

Liabilities in Excess of Other Assets — (0.5%)		(1,823,333)

Net Assets — 100.0%		$343,949,400

ADR - American Depositary Receipt.
(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.
See accompanying notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$193,583,240	$528,086,753	$713,734,935
At market value (Note 1)	$249,265,036	$747,104,520	$893,471,230
Cash	17,100	83,640	24,480
Receivable for capital shares sold	82,266	592,642	649,876
Dividends receivable	112,220	332,287	1,089,508
Other assets	21,380	40,160	38,202
TOTAL ASSETS	249,498,002	748,153,249	895,273,296

LIABILITIES
Dividends payable	—	—	364,677
Payable for capital shares redeemed	14,205	4,499,457	1,514,891
Payable to Adviser (Note 2)	543,970	1,355,999	1,649,421
Payable to administrator (Note 2)	25,126	70,577	82,478
Other accrued expenses	12,855	27,644	31,573
TOTAL LIABILITIES	596,156	5,953,677	3,643,040

NET ASSETS	$248,901,846	$742,199,572	$891,630,256

NET ASSETS CONSIST OF:
Paid-in capital	$184,349,237	$514,305,881	$676,239,246
Accumulated earnings	64,552,609	227,893,691	215,391,010
NET ASSETS	$248,901,846	$742,199,572	$891,630,256
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,184,755	21,092,746	48,197,255
Net asset value, offering price and redemption price per share (Note 1)	$20.43	$35.19	$18.50

See accompanying notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$52,643,680	$331,496,948
At market value (Note 1)	$67,105,409	$345,772,733
Cash	7,917	—
Receivable for capital shares sold	24,251	215,895
Dividends and interest receivable	115,027	1,893,937
Other assets	17,322	28,165
TOTAL ASSETS	67,269,926	347,910,730

LIABILITIES
Dividends payable	—	54,941
Payable for capital shares redeemed	580	3,595,684
Payable to Adviser (Note 2)	144,336	263,242
Payable to administrator (Note 2)	6,698	28,867
Other accrued expenses	7,506	18,596
TOTAL LIABILITIES	159,120	3,961,330

NET ASSETS	$67,110,806	$343,949,400

NET ASSETS CONSIST OF:
Paid-in capital	$52,414,736	$327,894,231
Accumulated earnings	14,696,070	16,055,169
NET ASSETS	$67,110,806	$343,949,400
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,263,654	29,706,595
Net asset value, offering price and redemption price per share (Note 1)	$15.74	$11.58

See accompanying notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$1,381,706	$3,295,835	$8,833,373
Foreign withholding taxes on dividends	(8,040)	(29,520)	(4,970)
TOTAL INVESTMENT INCOME	1,373,666	3,266,315	8,828,403

EXPENSES
Investment advisory fees (Note 2)	1,078,200	2,546,341	3,190,380
Administration, accounting and transfer agent fees (Note 2)	147,175	401,511	486,960
Trustees’ fees and expenses (Note 2)	26,599	74,847	96,373
Registration and filing fees	19,832	47,012	30,810
Legal and audit fees	24,628	36,035	39,431
Postage and supplies	19,966	41,377	44,828
Custodian and bank service fees	7,403	20,618	25,510
Advisory board fees and expenses (Note 2)	4,274	11,971	15,304
Insurance expense	7,265	8,718	9,687
Printing of shareholder reports	5,698	9,336	9,594
Compliance service fees and expenses (Note 2)	2,140	6,357	7,708
Other expenses	11,115	19,305	24,095
TOTAL EXPENSES	1,354,295	3,223,428	3,980,680

NET INVESTMENT INCOME	19,371	42,887	4,847,723

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	8,851,442	8,891,229	35,748,513
Net change in unrealized appreciation (depreciation) on investments	30,771,800	136,892,212	94,397,381
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	39,623,242	145,783,441	130,145,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,642,613	$145,826,328	$134,993,617

See accompanying notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$822,328	$1,024,611
Foreign withholding taxes on dividends	(70,844)	(250)
Interest	—	3,012,914
TOTAL INVESTMENT INCOME	751,484	4,037,275

EXPENSES
Investment advisory fees (Note 2)	292,085	510,662
Administration, accounting and transfer agent fees (Note 2)	38,406	171,141
Trustees’ fees and expenses (Note 2)	7,271	39,571
Registration and filing fees	19,037	30,677
Legal and audit fees	20,482	26,760
Postage and supplies	9,298	17,874
Custodian and bank service fees	2,428	10,763
Advisory board fees and expenses (Note 2)	1,231	6,399
Insurance expense	3,875	7,265
Printing of shareholder reports	2,107	3,998
Compliance service fees and expenses (Note 2)	571	3,032
Other expenses	7,573	20,360
TOTAL EXPENSES	404,364	848,502
Less fee reductions by the Adviser (Note 2)	(20,041)	—
NET EXPENSES	384,323	848,502

NET INVESTMENT INCOME	367,161	3,188,773

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(132,820)	1,733,944
Net change in unrealized appreciation (depreciation) on investments	10,912,244	12,263,828
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,779,424	13,997,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,146,585	$17,186,545

See accompanying notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income (loss)	$19,371	$(329,012)
Net realized gains from investment transactions	8,851,442	20,716,534
Net change in unrealized appreciation (depreciation) on investments	30,771,800	(40,061,357)
Net increase (decrease) in net assets resulting from operations	39,642,613	(19,673,835)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(20,668,673)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,047,268	21,921,785
Reinvestment of distributions to shareholders	—	19,678,112
Payments for shares redeemed	(12,269,114)	(39,667,885)
Net increase (decrease) in net assets from capital share transactions	(2,221,846)	1,932,012

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,420,767	(38,410,496)

NET ASSETS
Beginning of period	211,481,079	249,891,575
End of period	$248,901,846	$211,481,079

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	517,592	1,021,784
Shares issued in reinvestment of distributions to shareholders	—	1,153,437
Shares redeemed	(634,302)	(1,841,844)
Net increase (decrease) in shares outstanding	(116,710)	333,377
Shares outstanding, beginning of period	12,301,465	11,968,088
Shares outstanding, end of period	12,184,755	12,301,465

See accompanying notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$42,887	$1,077,558
Net realized gains from investment transactions	8,891,229	37,942,682
Net change in unrealized appreciation (depreciation) on investments	136,892,212	(57,912,533)
Net increase (decrease) in net assets resulting from operations	145,826,328	(18,892,293)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(39,024,521)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	78,300,741	215,576,499
Reinvestment of distributions to shareholders	—	37,004,032
Payments for shares redeemed	(59,733,519)	(99,372,827)
Net increase in net assets from capital share transactions	18,567,222	153,207,704

TOTAL INCREASE IN NET ASSETS	164,393,550	95,290,890

NET ASSETS
Beginning of period	577,806,022	482,515,132
End of period	$742,199,572	$577,806,022

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,403,996	6,578,219
Shares issued in reinvestment of distributions to shareholders	—	1,325,381
Shares redeemed	(1,807,273)	(3,076,127)
Net increase in shares outstanding	596,723	4,827,473
Shares outstanding, beginning of period	20,496,023	15,668,550
Shares outstanding, end of period	21,092,746	20,496,023

See accompanying notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$4,847,723	$11,609,500
Net realized gains from investment transactions	35,748,513	66,980,880
Net change in unrealized appreciation (depreciation) on investments	94,397,381	(111,930,102)
Net increase (decrease) in net assets resulting from operations	134,993,617	(33,339,722)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(4,900,975)	(78,794,322)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	71,123,950	160,319,825
Reinvestment of distributions to shareholders	4,322,958	70,598,101
Payments for shares redeemed	(94,719,799)	(308,081,911)
Net decrease in net assets from capital share transactions	(19,272,891)	(77,163,985)

TOTAL INCREASE (DECREASE) IN NET ASSETS	110,819,751	(189,298,029)

NET ASSETS
Beginning of period	780,810,505	970,108,534
End of period	$891,630,256	$780,810,505

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	4,024,896	8,557,151
Shares issued in reinvestment of distributions to shareholders	236,691	4,423,195
Shares redeemed	(5,385,604)	(16,282,058)
Net decrease in shares outstanding	(1,124,017)	(3,301,712)
Shares outstanding, beginning of period	49,321,272	52,622,984
Shares outstanding, end of period	48,197,255	49,321,272

See accompanying notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$367,161	$618,502
Net realized gains (losses) from security investment transactions	(132,820)	2,053,537
Net change in unrealized appreciation (depreciation) on investments	10,912,244	(8,256,416)
Net increase (decrease) in net assets resulting from operations	11,146,585	(5,584,377)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(2,675,175)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,433,140	13,143,742
Reinvestment of distributions to shareholders	—	2,424,612
Payments for shares redeemed	(6,512,817)	(12,435,290)
Net increase (decrease) in net assets from capital share transactions	(1,079,677)	3,133,064

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,066,908	(5,126,488)

NET ASSETS
Beginning of period	57,043,898	62,170,386
End of period	$67,110,806	$57,043,898

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	367,608	879,267
Shares issued in reinvestment of distributions to shareholders	—	186,222
Shares redeemed	(459,925)	(833,472)
Net increase (decrease) in shares outstanding	(92,317)	232,017
Shares outstanding, beginning of period	4,355,971	4,123,954
Shares outstanding, end of period	4,263,654	4,355,971

See accompanying notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS
Net investment income	$3,188,773	$5,327,810
Net realized gains from investment transactions	1,733,944	4,791,342
Net change in unrealized appreciation (depreciation) on investments	12,263,828	(8,720,320)
Net increase in net assets resulting from operations	17,186,545	1,398,832

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(3,145,838)	(10,116,647)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	50,045,323	101,683,387
Reinvestment of distributions to shareholders	2,811,248	9,080,604
Payments for shares redeemed	(46,663,558)	(85,564,883)
Net increase in net assets from capital share transactions	6,193,013	25,199,108

TOTAL INCREASE IN NET ASSETS	20,233,720	16,481,293

NET ASSETS
Beginning of period	323,715,680	307,234,387
End of period	$343,949,400	$323,715,680

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	4,406,418	8,953,434
Shares issued in reinvestment of distributions to shareholders	246,160	809,829
Shares redeemed	(4,090,858)	(7,525,406)
Net increase in shares outstanding	561,720	2,237,857
Shares outstanding, beginning of period	29,144,875	26,907,018
Shares outstanding, end of period	29,706,595	29,144,875

See accompanying notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$17.19		$20.88	$19.12	$16.42	$19.97	$21.21

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	(0.03)	(0.06)	(0.03)	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	3.24		(1.81)	3.46	2.73	(3.54)	0.63
Total from investment operations	3.24		(1.84)	3.40	2.70	(3.53)	0.62

Less distributions:
From net investment income	—		—	—	—	(0.01)	—
From net realized gains on investments	—		(1.85)	(1.64)	—	(0.01)	(1.86)
Total distributions	—		(1.85)	(1.64)	—	(0.02)	(1.86)

Net asset value at end of period	$20.43		$17.19	$20.88	$19.12	$16.42	$19.97

Total return (b)	18.9	%(c)	(8.8%)	17.7%	16.4%	(17.7%)	2.9%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$248,902		$211,481	$249,892	$224,593	$211,879	$246,790

Ratio of total expenses to average net assets	1.15	%(d)	1.18%	1.19%	1.20%	1.18%	1.29%

Ratio of net investment income (loss) to average net assets	0.02	%(d)	(0.13%)	(0.32%)	(0.15%)	0.06%	(0.04%)

Portfolio turnover rate	19	%(c)	43%	40%	47%	63%	31%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$28.19		$30.80	$26.44	$25.02	$28.24	$30.19

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	0.06	0.03	0.02	0.07	(0.03)
Net realized and unrealized gains (losses) on investments	7.00		(0.63)	7.22	3.01	(0.81)	2.33
Total from investment operations	7.00		(0.57)	7.25	3.03	(0.74)	2.30

Less distributions:
From net investment income	—		(0.06)	(0.03)	(0.02)	(0.07)	—
From net realized gains on investments	—		(1.98)	(2.86)	(1.59)	(2.41)	(4.25)
Total distributions	—		(2.04)	(2.89)	(1.61)	(2.48)	(4.25)

Net asset value at end of period	$35.19		$28.19	$30.80	$26.44	$25.02	$28.24

Total return (b)	24.8	%(c)	(1.8%)	27.4%	12.1%	(2.7%)	7.5%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$742,200		$577,806	$482,515	$351,085	$300,119	$303,840

Ratio of total expenses to average net assets	0.95	%(d)	0.95%	1.08%	1.17%	1.17%	1.28%

Ratio of net investment income (loss) to average net assets	0.01	%(d)	0.19%	0.10%	0.09%	0.24%	(0.10%)

Portfolio turnover rate	10	%(c)	33%	26%	29%	32%	36%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$15.83		$18.44	$16.79	$15.58	$17.72	$17.56

Income (loss) from investment operations:
Net investment income	0.10		0.24	0.20	0.27	0.24	0.18
Net realized and unrealized gains (losses) on investments	2.67		(1.13)	2.62	2.11	(1.27)	1.46
Total from investment operations	2.77		(0.89)	2.82	2.38	(1.03)	1.64

Less distributions:
From net investment income	(0.10)		(0.25)	(0.20)	(0.28)	(0.23)	(0.18)
From net realized gains on investments	—		(1.47)	(0.97)	(0.89)	(0.88)	(1.30)
Total distributions	(0.10)		(1.72)	(1.17)	(1.17)	(1.11)	(1.48)

Net asset value at end of period	$18.50		$15.83	$18.44	$16.79	$15.58	$17.72

Total return (a)	17.5	%(b)	(4.8%)	16.8%	15.3%	(5.9%)	9.3%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$891,630		$780,811	$970,109	$828,649	$750,890	$848,096

Ratio of total expenses to average net assets	0.94	%(c)	0.93%	0.92%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	1.14	%(c)	1.25%	1.12%	1.61%	1.38%	1.01%

Portfolio turnover rate	19	%(b)	31%	26%	24%	35%	29%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See accompanying notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$13.10		$15.08	$13.18	$12.36	$13.22	$13.90

Income (loss) from investment operations:
Net investment income	0.09		0.15	0.07	0.06	0.07	0.04
Net realized and unrealized gains (losses) on investments	2.55		(1.49)	2.29	1.01	(0.70)	0.04
Total from investment operations	2.64		(1.34)	2.36	1.07	(0.63)	0.08

Less distributions:
From net investment income	—		(0.15)	(0.07)	(0.06)	(0.07)	(0.04)
From net realized gains on investments	—		(0.49)	(0.39)	(0.19)	(0.16)	(0.72)
Total distributions	—		(0.64)	(0.46)	(0.25)	(0.23)	(0.76)

Net asset value at end of period	$15.74		$13.10	$15.08	$13.18	$12.36	$13.22

Total return (a)	20.2	%(b)	(8.9%)	17.9%	8.7%	(4.8%)	0.5%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$67,111		$57,044	$62,170	$46,030	$41,199	$42,667

Ratio of total expenses to average net assets	1.31	%(d)	1.34%	1.41%	1.45%	1.50%	1.50%

Ratio of net expenses to average net assets (c)	1.25	%(d)	1.25%	1.25%	1.33%	1.50%	1.50%

Ratio of net investment income to average net assets (c)	1.19	%(d)	0.98%	0.50%	0.50%	0.51%	0.29%

Portfolio turnover rate	15	%(b)	33%	29%	42%	35%	36%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Ratio was determined after advisory fee reductions (Note 2).
(d)	Annualized.
See accompanying notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$11.11		$11.42	$11.19	$11.02	$11.15	$11.38

Income (loss) from investment operations:
Net investment income	0.11		0.19	0.17	0.15	0.14	0.12
Net realized and unrealized gains (losses) on investments	0.46		(0.14)	0.30	0.35	(0.06)	0.12
Total from investment operations	0.57		0.05	0.47	0.50	0.08	0.24

Less distributions:
From net investment income	(0.10)		(0.19)	(0.17)	(0.15)	(0.14)	(0.12)
From net realized gains on investments	—		(0.17)	(0.07)	(0.18)	(0.07)	(0.35)
Total distributions	(0.10)		(0.36)	(0.24)	(0.33)	(0.21)	(0.47)

Net asset value at end of period	$11.58		$11.11	$11.42	$11.19	$11.02	$11.15

Total return (a)	5.2	%(b)	0.4%	4.2%	4.5%	0.7%	2.2%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$343,949		$323,716	$307,234	$248,971	$223,842	$180,718

Ratio of total expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.51%	0.54%

Ratio of net investment income to average net assets	1.87	%(c)	1.68%	1.47%	1.34%	1.30%	1.10%

Portfolio turnover rate	18	%(b)	26%	19%	21%	25%	21%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See accompanying notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church. See the Funds’ Prospectus for information regarding the investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement – In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds are complying with ASU 2017-08 effective with these financial statements.

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments, by security type, as of June 30, 2019:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$218,043,584	$—	$—	$218,043,584
Money Market Funds	31,221,452	—	—	31,221,452
Total	$249,265,036	$—	$—	$249,265,036

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$720,099,347	$—	$—	$720,099,347
Money Market Funds	27,005,173	—	—	27,005,173
Total	$747,104,520	$—	$—	$747,104,520

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$871,691,195	$—	$—	$871,691,195
Money Market Funds	21,780,035	—	—	21,780,035
Total	$893,471,230	$—	$—	$893,471,230

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$63,774,707	$—	$—	$63,774,707
Money Market Funds	3,330,702	—	—	3,330,702
Total	$67,105,409	$—	$—	$67,105,409

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$147,577,535	$—	$147,577,535
Corporate Bonds	—	124,355,431	—	124,355,431
Common Stocks	68,852,430	—	—	68,852,430
Money Market Funds	4,987,337	—	—	4,987,337
Total	$73,839,767	$271,932,966	$—	$345,772,733

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended June 30, 2019.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2019:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Accumulated ordinary income (loss)	$19,371	$42,887	$(53,252)	$367,161	$45,440
Net unrealized appreciation	55,681,796	219,017,767	179,736,295	14,461,717	14,275,785
Other gains (losses)	8,851,442	8,833,037	35,707,967	(132,808)	1,733,944
Total accumulated earnings	$64,552,609	$227,893,691	$215,391,010	$14,696,070	$16,055,169

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The following information is based upon the federal income tax cost of the Funds’ investment securities as of June 30, 2019:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Gross unrealized appreciation	$62,734,200	$228,856,236	$193,093,080	$15,004,720	$15,131,009
Gross unrealized depreciation	(7,052,404)	(9,838,469)	(13,356,785)	(543,003)	(855,224)
Net unrealized appreciation	$55,681,796	$219,017,767	$179,736,295	$14,461,717	$14,275,785
Federal income tax cost	$193,583,240	$528,086,753	$713,734,935	$52,643,692	$331,496,948

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Ave Maria World Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund as of June 30, 2019.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund and the Ave Maria World Equity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2019 and December 31, 2018 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Value Fund:
June 30, 2019	$—	$—	$—
December 31, 2018	$—	$20,668,673	$20,668,673
Ave Maria Growth Fund:
June 30, 2019	$—	$—	$—
December 31, 2018	$1,081,565	$37,942,956	$39,024,521
Ave Maria Rising Dividend Fund:
June 30, 2019	$4,900,975	$—	$4,900,975
December 31, 2018	$13,973,053	$64,821,269	$78,794,322
Ave Maria World Equity Fund:
June 30, 2019	$—	$—	$—
December 31, 2018	$621,539	$2,053,636	$2,675,175
Ave Maria Bond Fund
June 30, 2019	$3,145,838	$—	$3,145,838
December 31, 2018	$5,325,147	$4,791,500	$10,116,647

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives from the Ave Maria World Equity Fund a fee, which is accrued daily and paid quarterly, at the annual rate of 0.95% of its average daily net assets. The Adviser receives from each of the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund a fee, which is accrued daily and paid quarterly, at the annual rate of 0.75% of its average daily net assets. The Adviser receives from the Ave Maria Bond Fund a fee, which is accrued daily and paid quarterly, at the annual rate of 0.30% of its average daily net assets. Effective May 1, 2019, the Adviser receives from the Ave Maria Value Fund a fee, which is accrued daily and paid quarterly, at the annual rate of 0.85% of its average daily net assets. Prior to May 1, 2019, the Adviser received from the Ave Maria Value Fund a fee, which was accrued daily and paid quarterly, at the annual rate of 0.95% of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2020 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria World Equity Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2019, the Adviser reduced its investment advisory fees by $20,041 with respect to the Ave Maria World Equity Fund.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2019, the Adviser may seek recoupment of investment advisory fee reductions from the Ave Maria World Equity Fund totaling $195,899 no later than the dates as stated below:

Ave Maria World Equity
December 31, 2019	$33,621
December 31, 2020	84,176
December 31, 2021	58,061
June 30, 2022	20,041
Total	$195,899

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $46,000 (except that such fee is $56,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $50,000 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus receive one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, except Lawrence Kudlow, receives an annual retainer of $4,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

3. Investment Transactions

During the six months ended June 30, 2019, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Purchases of investment securities	$38,193,242	$68,530,650	$156,128,302	$9,011,255	$29,978,174
Proceeds from sales and maturities of investment securities	$40,423,943	$64,852,582	$166,448,882	$10,548,391	$24,023,590

4. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2019, the Ave Maria Value Fund had 25.2% of the value of its net assets invested in stocks within the industrials sector, the Ave Maria Growth Fund had 30.3% and 25.0% of the value of its net assets invested in stocks within the industrials and information technology sectors, respectively, and the Ave Maria Rising Dividend Fund had 28.6% of the value of its net assets invested in stocks within the industrials sector.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

About Your Funds’ Expenses

(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2019) and held until the end of the period (June 30, 2019).

The tables that follow illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited) (Continued)

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ Prospectus.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Ave Maria Value Fund
Based on Actual Fund Return	$1,000.00	$1,188.50	1.15%	$6.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.09	1.15%	$5.76

Ave Maria Growth Fund
Based on Actual Fund Return	$1,000.00	$1,248.30	0.95%	$5.30
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

Ave Maria Rising Dividend Fund
Based on Actual Fund Return	$1,000.00	$1,175.20	0.94%	$5.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.13	0.94%	$4.71

Ave Maria World Equity Fund
Based on Actual Fund Return	$1,000.00	$1,201.50	1.25%	$6.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

Ave Maria Bond Fund
Based on Actual Fund Return	$1,000.00	$1,051.80	0.50%	$2.54
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS

Other Information

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

AVE MARIA MUTUAL FUNDS

Approval of Advisory Agreements

(Unaudited)

At an in-person meeting held on February 9, 2019 (the “Board Meeting”), the Board of Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreements”) on behalf of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Ave Maria Mutual Funds” or “Funds”).

The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees received advice from their independent legal counsel, including a legal memorandum, on the standards and obligations in connection with their consideration of the continuation of the Advisory Agreements. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including whether the Advisory Agreements continue to be in the best interests of the Funds and their shareholders. The Independent Trustees also retained an independent consultant (Strategic Insight) to prepare an expense and performance analysis for each Ave Maria Mutual Fund. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Funds and other aspects of its report. The Independent Trustees met separately with independent counsel to discuss the continuance of the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Independent Trustees considered that they meet with the portfolio managers of each Fund at regularly scheduled meetings over the course of the year to discuss the investment results, portfolio composition, and developments affecting the performance of each Fund and the investment management industry in general. They also considered that the Adviser had provided its views on the overall condition of the economy and the markets, including the factors that might have influenced the markets, investor preferences and market sentiment.

The Trustees reviewed, among other things: (1) industry data comparing the advisory fees and expense ratios of the Funds with those of comparable investment companies and any model portfolios under the management of the Adviser; (2) comparative performance information; (3) the Adviser’s revenues and profitability for providing services to the Funds; and (4) information about the Adviser’s portfolio managers, research analysts, investment process, compliance program and risk management processes.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

As part of this process, the Trustees considered various factors, among them:

●	the nature, extent and quality of the services provided by the Adviser;

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

●	each Fund’s performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

In their consideration of the nature, extent and quality of services provided to the Funds, the Trustees discussed the responsibilities of the Adviser under the Advisory Agreements and the investment management process applied to each Fund. The Trustees reviewed the background and experience of the Adviser’s key investment and research personnel, the co-portfolio management structure for the Ave Maria Mutual Funds, and the research process and brokerage practices that are applied in the management of the Funds. The Trustees noted the co-portfolio manager change for Ave Maria Rising Dividend Fund that became effective January 1, 2019. The Trustees also discussed the background and experience of the Adviser’s operational and compliance personnel, the Adviser’s ongoing responsibilities with regards to the compliance program of the Trust and the Trust’s overall compliance record. The Trustees considered the stability of the Adviser, its investment approach and the quality of its risk management program, technology capabilities, shareholder support services and shareholder communications. The Trustees also considered the risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, regulatory and compliance risks. The Trustees concluded that the nature, extent and quality of the services to the Funds was acceptable.

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the net advisory fees of each Fund with the net advisory fees of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net advisory fee ratio for each Fund (except the Ave Maria Bond Fund) is higher than the median net advisory fee ratio of its respective Morningstar peers. The Trustees compared the net total expense ratio of each Fund with the net total expense ratios of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio of each Fund is lower than the median net total expense ratio of its respective Morningstar peers. The Independent Trustees took into account that the net operating expenses of the Ave Maria World Equity Fund and Ave Maria Bond Fund were unchanged during the 2018 calendar year, the net operating

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

expenses of the Ave Maria Rising Dividend Fund were higher during the 2018 calendar year and the net operating expenses of the Ave Maria Value Fund and Ave Maria Growth Fund had declined. The Trustees noted that the Adviser had reduced the advisory fee rate for the Ave Maria Growth Fund from 0.85% to 0.75% effective January 1, 2018, and had reduced the advisory fee rate for the Ave Maria Value Fund from 0.95% to 0.85% effective May 1, 2019. The Independent Trustees were mindful that the advisory fee reduction on behalf of the Ave Maria Growth Fund had the effect of reducing the management fee and operating expenses of the Fund during the 2018 calendar year and that the advisory fee waivers on behalf of the Ave Maria World Equity Fund had the effect of reducing the total operating expenses of that Fund. The Trustees considered the fees the Adviser charges for its model portfolio accounts having similar strategies to certain of the Funds. The Independent Trustees considered the Adviser’s explanation that the differences between the advisory fees paid by these Funds and the advisory fees paid by the model portfolios reflect operational and regulatory differences between advising these Funds and the model portfolio accounts, and the Adviser’s additional explanation of the difference in the nature and scope of services that are required of the Adviser for providing initial model security names are far less than those required for managing the Funds on a continuous basis. The Trustees concluded that, based upon the investment strategies of each Fund and the quality of services provided by the Adviser, the advisory fees paid by each Fund are acceptable.

The Trustees reviewed the Adviser’s analysis of its profitability in managing each Fund during the 2018 calendar year, including the methodology by which that profitability analysis was calculated. The Trustees considered that the Adviser may receive, in addition to the advisory fee, certain indirect benefits from serving as the Funds’ investment adviser, including various research services as a result of the placement of the Funds’ portfolio brokerage. The Trustees considered the Adviser’s investments in its business and the costs to the Adviser of providing ongoing services to the Funds, including staffing costs and costs to maintain systems and resources that support portfolio trading, research and other portfolio management functions. They also considered that the Adviser bears the shareholder recordkeeping costs to third party intermediaries on behalf of the Funds in the context of its profitability and the Adviser’s overall business. Based upon their review of the Adviser’s profitability analysis, the Board concluded that the Adviser’s profitability is reasonable.

The Trustees considered both the short-term and long-term investment performance of each Fund in light of its primary investment objective(s). The Trustees considered each Fund’s historical performance over the twelve-month period ended November 30, 2018, as compared to the returns of relevant indices and observed that the performance of each Ave Maria Mutual Fund exceeded the returns of its respective benchmark index during the twelve-month period. The Trustees further considered the investment performance of each Fund compared to similarly managed mutual funds as compiled by Morningstar

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

for selected periods ending November 30, 2018. The Trustees noted that the Ave Maria Value Fund placed in the second quartile of its Morningstar peers for the one- and three-year periods and in the fourth quartile of its Morningstar peers for the five- and ten-year periods; the Ave Maria Growth Fund placed in the first quartile of its Morningstar peers for the one-, three- and five-year periods, and in the second quartile of its Morningstar peers for the ten-year period; the Ave Maria Rising Dividend Fund placed in the first quartile of its Morningstar peers for the one-year period, in the second quartile of its Morningstar peers for the three- and ten-year periods and in the third quartile of its Morningstar peers for the five-year period; the Ave Maria Bond Fund placed in the first quartile of its Morningstar peers for the one-, three- and five year periods, and in the second quartile of its Morningstar peers for the ten-year period, and has operated without any negative calendar year-end returns since its inception; and the Ave Maria World Equity Fund placed in the first quartile of its Morningstar peers for the one-year period and in the third quartile of its Morningstar peers for the three- and five-year periods. The Trustees considered the additional responsibilities of the Adviser in screening for morally responsible investments and the potential benefits of an investment product that is designed to align with Catholic values. The Trustees concluded that the Funds’ investment results over various periods have been acceptable and the quality of the services provided by the Adviser, combined with its long-term record of managing the Funds, supports their view that the Adviser’s continued management should benefit the Funds and their shareholders.

The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Funds’ shareholders. The Trustees observed that as the Funds’ assets have grown, their respective expense ratios generally have fallen. The Trustees also observed that the Adviser has a history of waiving the expenses of certain Funds and reducing the advisory fees of certain other Funds to maintain a lower total annual operating expense ratio for those Funds. The Board concluded that the current advisory fee structure is reasonable and reflects the sharing of economies of scale.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreements and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Louis C. Bosco, Jr., Emeritus
Donald J. Dawson, Jr.,
Lead Independent Trustee
Joseph M. Grace, Emeritus
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA,
V.P./Secretary
Robert C. Schwartz, CFP, V.P.
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Robert P. George, Ph.D.
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow, Emeritus
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Gloria Purvis
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 19, 2019

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 19, 2019

*	Print the name and title of each signing officer under his or her signature.